Average Annual Total Returns - Class A C Inst Inv R R6 Shares - Goldman Sachs Small Cap Growth Fund	Class A Shares 1 Year	Class A Shares Since Inception	Class A Shares Inception Date	Class A Shares Return After Taxes on Distributions 1 Year	Class A Shares Return After Taxes on Distributions Since Inception	Class A Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class C Shares 1 Year	Class C Shares Since Inception	Class C Shares Inception Date	Institutional Shares 1 Year	Institutional Shares Since Inception	Institutional Shares Inception Date	Investor Shares 1 Year	Investor Shares Since Inception	Investor Shares Inception Date	Class R Shares 1 Year	Class R Shares Since Inception	Class R Shares Inception Date	Class R6 Shares 1 Year	Class R6 Shares Since Inception	Class R6 Shares Inception Date	Russell 2000® Growth Index (reflects no deduction for fees or expenses) 1 Year	Russell 2000® Growth Index (reflects no deduction for fees or expenses) Since Inception
Total	45.57%	46.24%	Oct. 31, 2019	41.41%	42.70%	26.91%	33.96%	51.69%	52.25%	Oct. 31, 2019	54.55%	54.01%	Oct. 31, 2019	54.35%	53.81%	Oct. 31, 2019	53.61%	53.07%	Oct. 31, 2019	54.55%	54.01%	Oct. 31, 2019	34.52%	38.05%